ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Communication Services - 4.5%
Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A	35,282	$7,511,891

Consumer Discretionary - 5.8%
Automobile Manufacturers - 2.9%
General Motors Co.	82,490	4,833,089
		$–
Broadline Retail - 2.9%
Amazon.com, Inc. (a)	21,413	4,903,577
Total Consumer Discretionary		9,736,666

Energy - 5.4%
Oil & Gas Refining & Marketing - 2.3%
Marathon Petroleum Corp.	21,246	3,818,119
		$–
Oil & Gas Storage & Transportation - 3.1%
Cheniere Energy, Inc.	21,703	5,248,219
Total Energy		9,066,338

Financials - 5.8%
Asset Management & Custody Banks - 2.8%
Blackstone, Inc.	27,198	4,661,737
		$–
Investment Banking & Brokerage - 3.0%
Morgan Stanley	33,742	5,077,496
Total Financials		9,739,233

Health Care - 10.0%
Biotechnology - 8.0%
Ascendis Pharma AS - ADR (a)	36,077	7,008,679
Biohaven Ltd. (a)	155,843	2,398,424
Regeneron Pharmaceuticals, Inc.	6,798	3,947,598
		13,354,701
Pharmaceuticals - 2.0%
Eli Lilly & Co.	4,687	3,433,603
Total Health Care		16,788,304

Industrials - 23.6%
Aerospace & Defense - 8.9%
Boeing Co. (a)	22,201	5,210,131
Kratos Defense & Security Solutions, Inc. (a)	87,612	5,768,374

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 94.6% (CONTINUED)	Shares	Value
Industrials - 23.6% (Continued)
RTX Corp.	24,809	$3,934,707
		14,913,212
Construction & Engineering - 2.9%
Quanta Services, Inc.	13,056	4,934,646
		$–
Electrical Components & Equipment - 4.8%
Eaton Corp. PLC	11,448	3,996,955
Vertiv Holdings Co. - Class A	32,079	4,091,676
		8,088,631
Heavy Electrical Equipment - 4.1%
GE Vernova, Inc.	11,176	6,850,553

Industrial Machinery & Supplies & Components - 2.9%
Parker-Hannifin Corp.	6,572	4,990,448
Total Industrials		39,777,490

Information Technology - 27.7%(b)
Application Software - 2.8%
Salesforce, Inc.	18,244	4,675,025

Semiconductor Materials & Equipment - 3.5%
Lam Research Corp.	58,544	5,863,181
		$–
Semiconductors - 8.5%
Micron Technology, Inc.	48,781	5,805,427
NVIDIA Corp.	48,672	8,477,689
		14,283,116
Systems Software - 4.9%
Microsoft Corp.	16,384	8,301,609

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	19,025	4,416,464
Western Digital Corp.	111,692	8,973,335
		13,389,799
Total Information Technology		46,512,730

Materials - 11.8%
Construction Materials - 4.0%
CRH PLC	60,131	6,791,796

Copper - 3.4%
Freeport-McMoRan, Inc.	126,474	5,615,446
		$–

ARS FOCUSED OPPORTUNITIES STRATEGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 94.6% (CONTINUED)	Shares	Value
Gold - 4.4%
Newmont Corp.	99,698	$7,417,531
Total Materials		19,824,773
TOTAL COMMON STOCKS (Cost $90,946,487)		158,957,425

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.4%
First American Government Obligations Fund - Class X, 4.22%(c)	9,081,936	9,081,936
TOTAL MONEY MARKET FUNDS (Cost $9,081,936)		9,081,936

TOTAL INVESTMENTS - 100.0% (Cost $100,028,423)		$168,039,361
Other Assets in Excess of Liabilities - 0.0% (d)		52,799
TOTAL NET ASSETS - 100.0%		$168,092,160

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARS FOCUSED OPPORTUNITIES STRATEGY ETF

Summary of Fair Value Disclosures as of August 31, 2025 (Unaudited)

ARS Focused Opportunities Strategy ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$158,957,425	$—	$—	$158,957,425
Money Market Funds	9,081,936	—	—	9,081,936
Total Investments	$168,039,361	$—	$—	$168,039,361

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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